Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation (“Freddie Mac” or “Specified Party”)

Re:	Freddie Mac Multifamily Mortgage Participation Certificates

Series WE2059, WE5051, WE6103, WE6104, WE6105, WE6106, WE6107 and WE6108

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Party, for the intended purpose of assisting the Specified Party in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined herein) relating to the Freddie Mac Multifamily Mortgage Participation Certificates Series WE2059, WE5051, WE6103, WE6104, WE6105, WE6106, WE6107 and WE6108 (each, a “Certificate” and collectively, the “Certificates”) contained on the Data Files (as defined herein) (the “Subject Matter”) as of 2 February 2024. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Party identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Freddie Mac provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.

Electronic copies of the loan files for the Mortgage Loans, which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,

c.

A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that Freddie Mac instructed us to compare to information contained in the Source Documents,

d.

A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Freddie Mac instructed us to recalculate using information on the Data Files,

e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which Freddie Mac instructed us to perform no procedures and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. Freddie Mac is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics or any other information provided to us by Freddie Mac upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Freddie Mac that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.

Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loans will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of Freddie Mac and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Party and is not intended to be, and should not be, used by anyone other than the Specified Party. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as a Specified Party, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

5 February 2024

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, Freddie Mac indicated that each Certificate listed on the Data Files is a security that represents undivided beneficial ownership interests in, and derives payments from, one or more multifamily mortgages (each, a “Mortgage Loan” and collectively, the “Mortgage Loans”) that are held in trust for investors.

Procedures performed and our associated findings

1.	Freddie Mac provided us with:
a.	An electronic data file (the “Preliminary Data File”) that Freddie Mac indicated contains information relating to the Mortgage Loans as of 1 February 2024 (the “Cut Off Date”) and
b.	Record layout and decode information related to the information on the Data Files.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

For each Mortgage Loan on the Preliminary Data File, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in copies of the Source Document(s) indicated on Exhibit 1 to Attachment A, subject only to the instructions, assumptions and methodologies described in the notes on Exhibit 1 to Attachment A and the next paragraph(s) of this Item.

The Source Document(s) that we were instructed by Freddie Mac to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, Freddie Mac instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 1 to Attachment A (except as described in the notes on Exhibit 1 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

Additionally, for any Mortgage Loan(s) listed in the table below, Freddie Mac provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Mortgage Loan	Draft Source Document(s)

NAP	NAP

For the purpose of the procedures described in this report, Freddie Mac instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

Attachment A Page 2 of 8

2.

As instructed by Freddie Mac, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to Freddie Mac. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.

Subsequent to the procedures described in the Items above, Freddie Mac provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that Freddie Mac indicated contains information relating to the Mortgage Loans as of the Cut-Off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the:
a.	First Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Loan Term (Original)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date, as shown on the Final Data File, and
b.	First payment date that a payment of principal and interest is due, as shown in the applicable Source Document,

we recalculated the “IO Period” of each Mortgage Loan (except for any Interest Only Loan(s) or Amortizing Loan(s) (both as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, Freddie Mac instructed us to use the “Loan Term (Original)” value on the Final Data File for the “IO Period” characteristic.

For any Amortizing Loan, Freddie Mac instructed us to use “0” for the “IO Period” characteristic.

6.

Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-Off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

7.	Using the:
a.	Seasoning,
b.	IO Period and
c.	Amortization Term (Original),

as shown on the Final Data File, we recalculated the “Amortization Term (Remaining)” of each Mortgage Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, Freddie Mac instructed us to use “0” for the “Amortization Term (Remaining)” characteristic.

8.	Using the:
a.	Seasoning and
b.	Loan Term (Original),

as shown on the Final Data File, we recalculated the “Loan Term (Remaining)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Original Loan Amount,
b.	Accrual Basis,
c.	Seasoning,
d.	IO Period,
e.	First Payment Date,
f.	Maturity Date,
g.	Gross Interest Rate and
h.	Monthly Debt Service Amount (Amortizing),

as shown on the Final Data File, and the instruction(s) provided by Freddie Mac that are described in the succeeding paragraph(s) of this Item, we recalculated the principal balance as of the Cut-Off Date (the “Cut-Off Date Loan Amount”) and as of the “Maturity Date” (the “Maturity Balance”) of each Mortgage Loan, assuming all scheduled payments of principal and/or interest on the Mortgage Loan(s) are made and that there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 8

9. (continued)

For the Bridge At Turtle Creek TEL Mortgage Loan (as defined herein), Freddie Mac instructed us to recalculate the “Cut-Off Date Loan Amount” and “Maturity Balance” using the information on the Bridge At Turtle Creek TEL Amortization Schedule (as defined herein) and the:

a.	Original Loan Amount,
b.	First Payment Date and
c.	Maturity Date,

as shown on the Final Data File, assuming all scheduled payments of principal and/or interest on the Bridge At Turtle Creek TEL Mortgage Loan are made and that there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Mirasol Village Blocks B&E Mortgage Loan (as defined herein), Freddie Mac instructed us to recalculate the “Cut-Off Date Loan Amount” and “Maturity Balance” using the information on the Mirasol Village Blocks B&E Amortization Schedule (as defined herein) and the:

a.	Original Loan Amount,
b.	First Payment Date and
c.	Maturity Date,

as shown on the Final Data File, assuming all scheduled payments of principal and/or interest on the Mirasol Village Blocks B&E Mortgage Loan are made and that there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Montopolis Apartments Mortgage Loan (as defined herein), Freddie Mac instructed us to recalculate the “Cut-Off Date Loan Amount” and “Maturity Balance” using the information on the Montopolis Apartments Amortization Schedule (as defined herein) and the:

a.	Original Loan Amount,
b.	First Payment Date and
c.	Maturity Date,

as shown on the Final Data File, assuming all scheduled payments of principal and/or interest on the Montopolis Apartments Mortgage Loan are made and that there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 8

9. (continued)

For the purpose of this procedure, Freddie Mac instructed us to:

a.	Ignore differences of +/- $1 or less and
b.

Recalculate the “Maturity Balance” of each Mortgage Loan as the principal amount that is scheduled to be paid on the “Maturity Date” of each Mortgage Loan after the principal component (if any) that is included in the scheduled payment that is due on the “Maturity Date” is applied to the principal balance of the corresponding Mortgage Loan.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by Freddie Mac that are described in this Item.

10.

Using the “Cut-Off Date Loan Amount,” as shown on the Final Data File, we recalculated the “% of Cut-Off Date Pool Balance” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Cut-Off Date Loan Amount,
b.	Maturity Balance,
c.	Appraised Value,
d.	Monthly Debt Service Amount (Amortizing),
e.	Monthly Debt Service Amount (IO),
f.	UW NCF and
g.	Total Units,

as shown on the Final Data File, and the applicable assumptions and calculation methodologies provided by Freddie Mac which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	UW NCF DSCR,
ii.	UW NCF DSCR (IO),
iii.	Cut-Off Date LTV,
iv.	Maturity LTV and
v.	Cut-Off Date Balance/Unit

of each Mortgage Loan (except for any Mortgage Loan in a Crossed Loan Group (as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by Freddie Mac to round the characteristics listed in i. through ii. above to two decimal places and the characteristics listed in iii. through iv. above to the nearest 1/10th of one percent.

Attachment A Page 6 of 8

11. (continued)

For the purpose of this procedure, Freddie Mac instructed us to recalculate the characteristics listed in i. through iv. above for any Mortgage Loan with the “Crossed Pool ID” characteristic matching the “PC” characteristic of any other Mortgage Loan (each such group of Mortgage Loans is a “Crossed Loan Group”), as shown on the Final Data File, by:

a.	Recalculating each characteristic listed in i. through iv. above on an individual basis for each Mortgage Loan in the Crossed Loan Group,
b.

Recalculating the weighted average of each characteristic listed in i. through iv. above for all of the Mortgage Loans in the Crossed Loan Group by weighting the result of a. above for each Mortgage Loan in the Crossed Loan Group by the “Cut-Off Date Loan Amount” of such Mortgage Loan, as shown on the Final Data File, and

c.

Rounding the result of b. above to two decimal places for the characteristics listed in i. through ii. above and rounding the result of b. above to the nearest 1/10th of one percent for the characteristics listed in iii. through iv. above.

For the purpose of this procedure, Freddie Mac instructed us to recalculate the characteristic listed in v. above for any Crossed Loan Group by dividing the aggregate “Cut-Off Date Loan Amount” of the Mortgage Loans in the Crossed Loan Group by the aggregate “Total Units” of the Mortgage Loans in the Crossed Loan Group.

For the purpose of recalculating the characteristics listed in i. through iv. above for any Mortgage Loan listed in the “Mortgage Loan” column of Table A1, Freddie Mac instructed us to use the sum of the:

a.	Monthly Debt Service Amount (Amortizing),
b.	Monthly Debt Service Amount (IO),
c.	Cut-Off Date Loan Amount and
d.	Maturity Balance,

as applicable, as shown on the Final Data File, of any Mortgage Loan listed in the “Mortgage Loan” column of Table A1 and the corresponding characteristics listed in a. through d. above for the Mortgage Loan listed in the “Related First Lien Mortgage Loan” column of Table A1, as shown on the Final Data File.

Table A1:
Mortgage Loan	Related First Lien Mortgage Loan

N/A	N/A

For any Mortgage Loan with “N/A” for the “Monthly Debt Service Amount (IO)” characteristic, Freddie Mac instructed us to use “N/A” for the “UW NCF DSCR (IO)” characteristic.

Attachment A Page 7 of 8

11. (continued)

Freddie Mac indicated that any Mortgage Loan listed in Table A2 has one or more related mortgage loan(s) (each, an “Additional Mortgage Loan”) that will not be an asset of any Certificate. For any Mortgage Loan listed in Table A2, Freddie Mac provided us with the applicable data source(s) for any corresponding Additional Mortgage Loan(s) listed in the “Data Source(s)” column of Table A2 (each, a “Data Source”).

Table A2:
Mortgage Loan	Additional Mortgage Loan Type	Data Source(s)

Bridge At Turtle Creek TEL	Taxable Tail	Multifamily Loan and Security Agreement, Promissory Note

Ashland Park Apartments TEL	Taxable Tail	Multifamily Loan and Security Agreement, Promissory Note

For any Mortgage Loan listed in Table A2, Freddie Mac instructed us to use:

a.	The sum of the:
i.	Monthly Debt Service Amount (Amortizing), as shown on the Final Data File, and
ii.	Amortizing monthly debt service payment related to any corresponding Additional Mortgage Loan(s), as applicable, as shown in the applicable Data Source(s),

for the purpose of recalculating the “UW NCF DSCR” characteristic,

b.	The sum of the:
i.	Monthly Debt Service Amount (IO), as shown on the Final Data File, and
ii.	Additional Monthly Debt Service Amount (IO) (as defined herein) of any corresponding Additional Mortgage Loan(s),

for the purpose of recalculating the “UW NCF DSCR (IO)” characteristic,

c.	The sum of the:
i.	Cut-Off Date Loan Amount, as shown on the Final Data File, and
ii.	Additional Mortgage Loan Cut-Off Date Loan Amount (as defined herein) of any corresponding Additional Mortgage Loan(s),

for the purpose of recalculating the “Cut-Off Date LTV” characteristic and

d.	The sum of the:
i.	Maturity Balance, as shown on the Final Data File, and
ii.	Additional Mortgage Loan Maturity Balance (as defined herein) of any corresponding Additional Mortgage Loan(s),

for the purpose of recalculating the “Maturity LTV” characteristic.

Using:

a.	Information on the Final Data File and/or
b.	Information in the Data Source(s),

and the instructions provided by Freddie Mac that are described in the succeeding paragraph(s) of this Item, we recalculated the interest only monthly debt service amount of any Additional Mortgage Loan(s) (the “Additional Monthly Debt Service Amount (IO)”).

Attachment A Page 8 of 8

11. (continued)

For the purpose of this procedure, Freddie Mac instructed us to recalculate the “Additional Mortgage Loan Monthly Debt Service Amount (IO)” of any Additional Mortgage Loan(s) as 1/12th of the product of:

a.	The original principal balance of the Additional Mortgage Loan, as shown in the applicable Data Source(s),
b.	The gross interest rate of the Additional Mortgage Loan, as shown in the applicable Data Source(s), and
c.	365/360.

Using:

a.	Information on the Final Data File and/or
b.	Information in the Data Source(s),

and the instructions provided by Freddie Mac that are described in the succeeding paragraph(s) of this Item, we recalculated the principal balance as of the Cut-Off Date of any Additional Mortgage Loan(s) (the “Additional Mortgage Loan Cut-Off Date Loan Amount”) and principal balance as of the maturity date of any Additional Mortgage Loan(s) (the “Additional Mortgage Loan Maturity Balance”), assuming all scheduled payments of principal and/or interest on the Additional Mortgage Loans are made and there are no prepayments or other unscheduled collections.

For the purpose of this procedure, Freddie Mac instructed us to recalculate the “Additional Mortgage Loan Maturity Balance” of any Additional Mortgage Loan as the principal amount that is scheduled to be paid on the maturity date of such Additional Mortgage Loan after the principal component (if any) that is included in the scheduled payment that is due on the maturity date is applied to the principal balance of such Additional Mortgage Loan.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by Freddie Mac that are described above.

Exhibit 1 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report, Engineering Report, USPS Website, Post Construction Analysis
Property City	Appraisal Report, Engineering Report, USPS Website
Property State	Appraisal Report, Engineering Report, USPS Website
Zip Code (see Note 1)	Appraisal Report, Engineering Report, USPS Website
County	Appraisal Report, Engineering Report, USPS Website
Metropolitan Statistical Area	Appraisal Report, MSA Support File
Property Type	Appraisal Report
Property Subtype	Appraisal Report, Investment Brief, Property Inspection Lease Audit
Year Built	Engineering Report, Appraisal Report, Post Construction Analysis, Investment Brief
Year Renovated	Engineering Report, Appraisal Report, Certificate of Completion, Post Construction Analysis, Investment Brief

Third Party Information:

Characteristic	Source Document(s)

Appraisal Valuation Date (see Note 3)	Appraisal Report
Appraised Value (see Note 3)	Appraisal Report
Appraisal Valuation Type (see Note 3)	Appraisal Report
Seismic Insurance if PML >= 20% (Y/N) (see Note 4)	Engineering Report, Physical Risk Report, Seismic Report, Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report, Post Construction Analysis, Investment Brief

Exhibit 1 to Attachment A

Multifamily Information:

Characteristic	Source Document(s)

Total Units (see Note 5)	Appraisal Report, Rent Roll, Investment Brief

Affordable Units (<=30% AMI)	CRA Report

Affordable VLI Units (<=50% AMI)	CRA Report

Affordable Units (<=60% AMI)	CRA Report

Affordable LI Units (<=80% AMI)	CRA Report

Affordable Units (80-90% AMI)	CRA Report

Affordable Units (90-100% AMI)	CRA Report

Affordable Units (100-120% AMI)	CRA Report

Occupancy % (see Note 6)	Rent Roll, Appraisal Report, Underwriter’s Summary Report

Occupancy As of Date	Rent Roll, Underwriter’s Summary Report, Investment Brief

Green Advantage®	Green Assessment Report, Multifamily Loan and Security Agreement, Investment Brief

Underwriting Information: (see Notes 7 and 16)

Characteristic	Source Document(s)

UW EGI	Underwriter’s Summary Report, Investment Brief

UW Expenses	Underwriter’s Summary Report, Investment Brief

UW NOI	Underwriter’s Summary Report, Investment Brief

UW NCF	Underwriter’s Summary Report, Investment Brief

Most Recent Financial End Date	Underwriter’s Summary Report, Investment Brief

Most Recent EGI	Underwriter’s Summary Report, Investment Brief

Most Recent Expenses	Underwriter’s Summary Report, Investment Brief

Most Recent NOI	Underwriter’s Summary Report, Investment Brief

Most Recent NCF	Underwriter’s Summary Report, Investment Brief

Mortgage Loan Information:

Characteristic	Source Document(s)

Loan Purpose (Acquisition, Refinance)	Multifamily Loan and Security Agreement, Investment Brief, Continuing Covenant Agreement

Note Date	Promissory Note, Project Note, Amended Project Note

Originator	Promissory Note, Project Note, Amended Project Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement

First Payment Date (see Note 8)	Promissory Note, Project Note, Amended Project Note

Maturity Date	Promissory Note, Project Note, Amended Project Note

Exhibit 1 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Original Loan Amount	Promissory Note, Project Note, Amended Project Note

Gross Interest Rate (see Note 9)	Promissory Note, Project Note, Amended Project Note

Rate Type	Promissory Note, Project Note, Amended Project Note

Accrual Basis	Promissory Note, Project Note, Amended Project Note

Loan Amortization Type	Promissory Note, Project Note, Amended Project Note

Monthly Debt Service Amount (Amortizing) (see Note 10)	Promissory Note, Project Note, Amended Project Note

Monthly Debt Service Amount (IO) (see Note 10)	Promissory Note, Project Note, Amended Project Note

Amortization Term (Original) (see Note 11)	Promissory Note, Project Note, Amended Project Note

Prepayment Provision (see Note 12)	Promissory Note, Amended Promissory Note, Project Note, Amended Project Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Multifamily Loan and Security Agreement Amendment

Prepayment Provision End Date (see Note 13)	Promissory Note, Amended Promissory Note, Project Note, Amended Project Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Multifamily Loan and Security Agreement Amendment

Lien Position	Title Policy

Title Vesting (Fee/Leasehold)	Title Policy

Crossed Loans (Y/N)	Continuing Covenant Agreement, Cross Collateralization Agreement, Multifamily Loan and Security Agreement

Additional Financing In Place (Existing) (Y/N) (see Note 14)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Subordinate Financing Agreement, Regulatory Agreement

Additional Financing Type (see Note 14)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Subordinate Financing Agreement, Regulatory Agreement

Additional Financing Original Amount (see Note 14)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Subordinate Financing Agreement, Regulatory Agreement

Exhibit 1 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Additional Financing Provider/Lien Holder (see Note 14)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Subordinate Financing Agreement, Regulatory Agreement

Additional Financing Current Gross Interest Rate (see Note 14)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Subordinate Financing Agreement, Regulatory Agreement

Additional Financing Rate Type (see Note 14)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Subordinate Financing Agreement, Regulatory Agreement

Additional Financing Maturity Date (see Note 14)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Subordinate Financing Agreement, Regulatory Agreement

Securitization Compensation	Commitment Letter

Sponsor Name	Continuing Covenant Agreement, Guaranty Agreement

Governmental Lender (see Note 15)	Funding Loan Agreement

Fiscal Agent Name (see Note 15)	Funding Loan Agreement

Tax Credit Investor Name (see Note 15)	Continuing Covenant Agreement

Reserve/Escrow Information: (see Note 7)

Characteristic	Source Document(s)

Replacement Reserve (Initial)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Continuing Covenant Agreement, Settlement Statement

Engineering Reserve/Deferred Maintenance (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Continuing Covenant Agreement, Settlement Statement

Tax Reserve (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Continuing Covenant Agreement, Settlement Statement

Insurance Reserve (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Continuing Covenant Agreement, Settlement Statement

Exhibit 1 to Attachment A

Reserve/Escrow Information: (continued)

Characteristic	Source Document(s)

Replacement Reserve (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Continuing Covenant Agreement, Settlement Statement

Other Reserve (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Continuing Covenant Agreement, Settlement Statement

Other Reserve Type	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Continuing Covenant Agreement, Settlement Statement

Springing Reserve (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Continuing Covenant Agreement, Settlement Statement, Multifamily Loan and Security Agreement Amendment

Springing Reserve Type	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Continuing Covenant Agreement, Settlement Statement, Multifamily Loan and Security Agreement Amendment

Social Bonds Information: (see Note 2)

Characteristic	Source Document(s)

Furthering Economic Opportunity in Areas	Duty to Serve Tool

Underserved Population	Production Social Loan Report

Transitional Housing	Production Social Loan Report

RAD	Production Social Loan Report

Type of Regulatory Agreement(s)	Legal Affordability Summary Report

Description of Regulatory Agreement(s)	Legal Affordability Summary Report

Other Affordability Restrictions	Legal Affordability Summary Report

% Units with Income Restrictions	Legal Affordability Summary Report

% Units with Rent Restrictions	Legal Affordability Summary Report

HAP Maturity Date	Legal Affordability Summary Report

Exhibit 1 to Attachment A

Notes:

1.

For the purpose of comparing the indicated characteristics, Freddie Mac instructed us to use “Various” for any Mortgage Loan where multiple addresses or zip codes are shown in the applicable Source Document(s).

2.

For the purpose of comparing the indicated characteristics, Freddie Mac instructed us to perform procedures only for Mortgage Loans with the “Impact Bonds Type” characteristic as “Social” on the Preliminary Data File.

3.	For the purpose of comparing the “Appraised Value,” “Appraisal Valuation Date“ and “Appraisal Valuation Type” characteristics for any Mortgage Loan listed in Table A3, Freddie Mac instructed us to:
a.

Use the appraised value and appraisal value date, as shown in the applicable Source Document(s), that are associated with the appraisal valuation type that is identified in the “Valuation Type from Appraisal Report” column of Table A3 for the “Appraised Value” and “Appraisal Valuation Date” characteristics, respectively, and

b.	Use the appraisal valuation type listed in the “Appraisal Valuation Type” column of Table A3 for the “Appraisal Valuation Type characteristic.

Table A3:
Mortgage Loan	Valuation Type from Appraisal Report	Appraisal Valuation Type

Ashland Park Apartments TEL	Prospective As Renovated As Complete, Restricted	As-Stabilized

Vintage At Vizcaya	Market Value As If Stabilized	As Stabilized

Mirasol Village Blocks B&E	Prospective Value Upon Stabilization (As-Restricted)	As-Stabilized

Scott Street Lofts	Prospective Leased Fee Value Assuming “Completion and Stabilization”	As-Stabilized

Capitol Square Apartments	As-If-Stabilized	As-Is

Ashley Square	Prospective Market Value As Stabilized	As-Stabilized

Exhibit 1 to Attachment A

Notes: (continued)

4.	For the purpose of comparing the “Seismic Insurance if PML >=20% (Y/N)” characteristic, Freddie Mac instructed us to use “Yes” if:
a.	The “SEL-475” information, as shown in the applicable Source Document(s), is greater than or equal to 20%,
b.	Earthquake insurance is required, as shown in the form 1133 or multifamily insurance compliance report Source Document and
c.	Earthquake insurance is in place, as shown in the property insurance certificate Source Document.

For the purpose of comparing the “Seismic Insurance if PML >=20% (Y/N)” characteristic, Freddie Mac instructed us to use “No” if:

a.	The “SEL-475” information, as shown in the applicable Source Document(s), is less than 20%,
b.	The “PGA” information, as shown in the applicable Source Document(s), is below 0.15g, or
c.	The mortgaged property is located in a seismic zone 0, 1, or 2, as shown in the applicable Source Document(s),

even if the property insurance certificate Source Document indicates that earthquake insurance is in place.

For the purpose of comparing the “Seismic Insurance if PML >=20% (Y/N)” characteristic, Freddie Mac instructed us to use the property insurance certificate Source Document even if the certificate expired prior to the Cut-Off Date.

5.

For the purpose of comparing the “Total Units” characteristic, Freddie Mac instructed us to only include the residential units at the mortgaged property associated with each Mortgage Loan, as shown in the applicable Source Document(s).

6.

For the purpose of comparing the “Occupancy %” characteristic, Freddie Mac instructed us to include occupied, model, leasing office and manager/employee units as occupied and to include vacant and “down” units as vacant, all as shown in the rent roll or underwriter’s summary report Source Document, as applicable.

If the number of units shown in the rent roll or underwriter’s summary report Source Document, as applicable, is less than the number of units shown in the appraisal report Source Document, Freddie Mac instructed us to treat the difference between the number of units shown in the appraisal report Source Document and the number of units shown in the rent roll or underwriter’s summary report Source Document, as applicable, as vacant units for the “Occupancy %” characteristic.

7.	For the purpose of comparing the “Underwriting Information” and “Reserve/Escrow Information” characteristics that are expressed as dollar values, Freddie Mac instructed us to ignore differences:
a.	Of +/- $1 or less for all “Underwriting Information” characteristics and
b.	Of +/- $5 or less for all “Reserve/Escrow Information” characteristics.

Exhibit 1 to Attachment A

Notes: (continued)

8.

For the purpose of comparing the “First Payment Date” characteristic (except for any Mortgage Loan listed in Table A4), Freddie Mac instructed us to assume that the “First Payment Date” is the payment date after the end of the first full interest accrual period.

For the purpose of comparing the “First Payment Date” for any Mortgage Loan listed in Table A4, Freddie Mac instructed us to use the first payment date value on the amortization schedule shown in the applicable promissory note, project note or amended project note Source Document.

Table A4:
Mortgage Loan

Bridge At Turtle Creek TEL

Ashland Park Apartments TEL

Mirasol Village Blocks B&E

Capitol Square Apartments

Montopolis Apartments

Ashley Square

9.

For any Mortgage Loan that has a project note or amended project note Source Document in the related loan file, Freddie Mac instructed us to use the sum of the interest rate and servicing fee rate, as applicable, as shown in the project note or amended project note Source Document, for the purpose of comparing the “Gross Interest Rate” characteristic.

10.	For the purpose of comparing the “Monthly Debt Service Amount (IO)” characteristic for any:
a.	Mortgage Loan for which the “Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Interest Only” (each, an “Interest Only Loan”) or
b.	Mortgage Loan for which the “Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Partial IO” (each, a “Partial IO Loan”),

and which also has an “Accrual Basis” of “Actual/360,” as shown on the Preliminary Data File, Freddie Mac instructed us to recalculate the “Monthly Debt Service Amount (IO)” as 1/12th of the product of:

i.	The “Original Loan Amount,” as shown on the Preliminary Data File,
ii.	The “Gross Interest Rate,” as shown on the Preliminary Data File, and
iii.	365/360.

For the purpose of comparing the “Monthly Debt Service Amount (IO)” characteristic for any Interest Only Loan or Partial IO Loan which also has an “Accrual Basis” of “30/360,” as shown on the Preliminary Data File, Freddie Mac instructed us to recalculate the “Monthly Debt Service (IO)” as 1/12th of the product of:

a.	The “Original Loan Amount,” as shown on the Preliminary Data File, and
b.	The “Gross Interest Rate,” as shown on the Preliminary Data File.

Exhibit 1 to Attachment A

Notes: (continued)

10. (continued)

For any Interest Only Loan, Freddie Mac instructed us to use the “Monthly Debt Service Amount (IO),” as shown on the Preliminary Data File, for the “Monthly Debt Service Amount (Amortizing)” characteristic.

For any Mortgage Loan with “Balloon” or “Fully Amortizing” for the “Loan Amortization Type” characteristic on the Preliminary Data File (each, an “Amortizing Loan”), Freddie Mac instructed us to use “N/A” for the “Monthly Debt Service Amount (IO)” characteristic.

For the purpose of comparing the “Monthly Debt Service Amount (Amortizing)” characteristic for the Mortgage Loan identified on the Preliminary Data File as “Bridge At Turtle Creek TEL” (the “Bridge At Turtle Creek TEL Mortgage Loan”), Freddie Mac instructed us to use the fixed monthly debt service payment of “159,886.23,” commencing on “2/1/2024,” as shown on the amortization schedule in the amended project note Source Document (the “Bridge At Turtle Creek TEL Amortization Schedule”).

For the purpose of comparing the “Monthly Debt Service Amount (Amortizing)” characteristic for the Mortgage Loan identified on the Preliminary Data File as “Mirasol Village Blocks B&E” (the “Mirasol Village Blocks B&E Mortgage Loan”), Freddie Mac instructed us to use the fixed monthly debt service payment of “51,836.62,” commencing on “7/1/2023,” as shown on the amortization schedule in the amended project note Source Document (the “Mirasol Village Blocks B&E Amortization Schedule”).

For the purpose of comparing the “Monthly Debt Service Amount (Amortizing)” characteristic for the Mortgage Loan identified on the Preliminary Data File as “Montopolis Apartments” (the “Montopolis Apartments Mortgage Loan”), Freddie Mac instructed us to use the fixed monthly debt service payment of “153,717.31,” commencing on “9/1/2023,” as shown on the amortization schedule in the project note Source Document (the “Montopolis Apartments Amortization Schedule”).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by Freddie Mac that are described in this note.

Exhibit 1 to Attachment A

Notes: (continued)

11.

For the purpose of comparing the “Amortization Term (Original)” characteristic for any Mortgage Loan (except for any Interest Only Loan(s)), which are described in the succeeding paragraph(s) of this Note), Freddie Mac instructed us to use the:

a.	Original Loan Amount,
b.	Accrual Basis,
c.	Gross Interest Rate and
d.	Monthly Debt Service Amount (Amortizing),

as shown on the Preliminary Data File, and assume each Mortgage Loan has a fixed level monthly payment, to recalculate the “Amortization Term (Original)” characteristic.

For the purpose of comparing the “Amortization Term (Original)” characteristic for any Interest Only Loan, Freddie Mac instructed us to use “0” for the “Amortization Term (Original)” characteristic.

12.

For the purpose of comparing the “Prepayment Provision” characteristic for any Mortgage Loan which permits defeasance after a lockout period, as shown in the applicable Source Document(s), Freddie Mac instructed us to assume such Mortgage Loan will not be assigned to a REMIC trust.

For the purpose of comparing the “Prepayment Provision” characteristic, Freddie Mac instructed us to ignore any prepayment related reference to “Tax Abatement Prepayment,” as shown in the applicable Source Document(s).

13.

For the purpose of comparing the “Prepayment Provision End Date” characteristic, Freddie Mac instructed us to use the business day prior to the first payment date in the open period, as shown in the applicable Source Document(s).

14.

For the purpose of comparing the indicated characteristics, Freddie Mac instructed us to perform procedures only for Mortgage Loans with a corresponding multifamily loan and security agreement Source Document containing a subordinate financing and/or equity bridge financing rider.

15.

For the purpose of comparing the indicated characteristics, Freddie Mac instructed us to use “N/A” for any Mortgage Loan where a funding loan agreement or continuing covenant agreement Source Document, as applicable, was not available.

Exhibit 1 to Attachment A

Notes: (continued)

16.

For any Mortgage Loan listed in Table A5, Freddie Mac instructed us to subtract the “Plug Expense” amount, as described in the applicable Source Document(s) and listed in the “Expense Amount” column of Table A5, from the applicable characteristic listed in Table A5, as shown in the applicable Source Document(s).

Table A5:
Mortgage Loan	Characteristic	Plug Type	Expense Amount

Ashland Park Apartments TEL	U/W Expense	Miscellaneous Expenses	$490,176

17.

For any Mortgage Loan listed in Table A6, Freddie Mac instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A6, even if the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A6:
Mortgage Loan	Characteristic	Provided Value

N/A	N/A	N/A

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Freddie Mac that are described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Characteristic

Batch

PC

FM loan # (not part of final A-1)

Loan No./Property No.

Property Name

Freddie Mac Loan Number

Cut-Off Date

Combined Cut-Off Date LTV

Combined UW NCF DSCR

Combined UW NCF DSCR (IO)

Crossed Pool ID

Permitted Partial Release (Y/N)

Permitted Voluntary Partial Principal Prepayments (Y/N)

Permitted Substitution (Y/N)

Impact Bonds Type

Additional Financing Pool ID

Additional Financing Lien Priority

Other Additional Financing Description (Existing)

Tax Credit Syndicator Name

Note:

1.	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.